Benefit Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase
Expected long-term return on plan assets	7.00%	7.00%	7.25%
Discount rate	3.89%	4.58%	4.88%
Ages 30-39 [Member] [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	6.00%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	6.00%	6.00%	6.00%
Under age 30 [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	10.00%	10.00%	10.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	10.00%	10.00%	10.00%
Ages 40-49 [Domain]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.00%	4.00%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.00%	4.00%	3.00%
Ages 50 and over [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	3000.00%	3000.00%	3000.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%	3.00%	3.00%